Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Segment reporting

23     Segment reporting

The Company’s operations are categorized into one industry segment, which is medical technology focused on magnetic resonance guided ablation procedures for the treatments to ablate the prostate gland, uterine fibroids, osteoid osteoma and nerves for palliative pain relief for patients with metastatic bone disease. The Company is managed geographically in Canada, Germany, USA, China and Finland.

For the year ended December 31, 2021:

	Canada	USA	Germany	Total
	$	$	$	$

Revenue
Capital equipment	1,724	—	1,426	3,150
Recurring - non-capital	353	2,090	1,280	3,723
	2,077	2,090	2,706	6,873

For the year ended December 31, 2020:

	Canada	Germany	Total
	$	$	$

Revenue
Capital equipment	4,031	550	4,581
Recurring - non-capital	2,454	269	2,723
	6,485	819	7,304

Other financial information by segment as at December 31, 2021:

	Canada	USA	Germany	China	Finland	Total
	$	$	$	$	$	$

Total assets	81,529	2,068	1,445	81	1,652	86,775
Goodwill and intangible assets	4,124	—	—	—	—	4,124
Property and equipment	490	298	—	—	—	788
Right-of-use assets	1,106	—	—	10	—	1,116
Amortization of intangible assets	1,029	—	—	—	—	1,029
Depreciation of property and equipment	408	110	—	—	—	518
Depreciation of right-of-use assets	234	—	—	8	90	332

Other financial information by segment as at December 31, 2020:

	Canada	USA	Germany	Finland	Total
	$	$	$	$	$

Total assets	98,890	456	1,682	3,573	104,601
Goodwill and intangible assets	4,576	—	—	—	4,576
Property and equipment	859	—	—	—	859
Right-of-use assets	1,325	—	—	99	1,424
Amortization of intangible assets	881	—	—	—	881
Depreciation of property and equipment	236	—	—	116	352
Depreciation of right-of-use assets	212	—	—	93	305